Restructuring and Related Activities	12 Months Ended
Dec. 31, 2024
Restructuring Costs and Asset Impairment Charges [Abstract]
Restructuring, Impairment, and Other Activities Disclosure
NOTE 17:-    IMPAIRMENT, RESTRUCTURING AND OTHER COSTS

During the year ended December 31, 2023, the Company implemented and substantially completed significant cost reduction measures (referred to below as the “Plan”), as part of its ongoing focus on operational efficiency and efforts to enhance gross margins, operating leverage, and free cash flow.

Key initiatives taken during 2023 included a workforce reduction of approximately 7%, primarily within the Customer Care function, alongside facility optimization measures to right-size the Company’s office footprint and better align it with its operating needs.

The Company incurred total costs of $32,614 in connection with the Plan during the year ended December 31, 2023, which were included in impairment, restructuring and other costs in the statement of comprehensive income (loss). These costs were comprised of impairment of ROU assets and related leasehold improvements of $25,905, triggered by the Company's decision to cease using and marketing certain leased office facilities for sublease, employee severance costs of $4,504, and other associated costs of $2,205. Cash payments of $6,760 related to the Plan were made during 2023. As of December 31, 2023, the Company did not have any liabilities accrued related to the Plan.